Stockholders' Equity - Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Shares Underlying Options, Outstanding, Beginning Balance	302,772
Shares Underlying Options, Granted	99,072	214,239
Shares Underlying Options, Forfeited	(21,448)	(45,178)
Shares Underlying Options, Outstanding, Ending Balance	380,396	302,772
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 18.30
Weighted Average Exercise Price, Granted	2.32	5.58
Weighted Average Exercise Price, Forfeited	13.09	11.64
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 14.43	$ 18.30
Weighted average Remaining Contractual Life (years), Outstanding, Beginning Balance	7 years 2 months 12 days	0 years	0 years
Weighted average Remaining Contractual Life (years), Granted		9 years 8 months 19 days	0 years
Weighted average Remaining Contractual Life (years), Forfeited		0 years
Weighted average Remaining Contractual Life (years), Outstanding, Ending Balance	7 years 1 month 2 days	7 years 2 months 12 days	0 years
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending Balance